Income Taxes - Effective Tax Reconciliation - (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax benefit/ (expense)	$ (428)	$ 358	$ 589
Income tax benefit/ (expense)	(4,122)	(5,428)	(2,161)
ABAS
Current tax expense	(75)	(187)	(90)
Deferred tax benefit/ (expense)	(241)	547	1,450
Income tax benefit/ (expense)	(316)	360	1,360
Effective tax rate Reconciliation	80.00%	(31.72%)	(40.33%)
Aegean NWE
Current tax expense	(3,370)	(5,177)	(1,805)
Deferred tax benefit/ (expense)	(187)	(225)	(85)
Income tax benefit/ (expense)	(3,557)	(5,402)	(1,890)
Effective tax rate Reconciliation	34.32%	34.69%	31.85%
ICS
Current tax expense	(249)	(356)	(1,631)
Deferred tax benefit/ (expense)	0	0	0
Income tax benefit/ (expense)	$ (249)	$ (356)	$ (1,631)
Effective tax rate Reconciliation	11.28%	11.26%	16.68%